INCOME TAXES - Reconciliation of income taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss before income taxes	$ (5,524,828)	$ (5,230,946)
Expected income tax (recovery)	(1,492,000)	(1,412,000)
Items not deductible for income tax purposes	96,000	191,000
Impact of flow through shares	271,000	377,000
Share issue costs	(68,000)	(39,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(162,000)
Change in unrecognized deductible temporary differences	$ 1,355,000	$ 883,000